RISK MANAGEMENT - Investment debt securities - Concentration by location (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	29,346,069	25,702,607
Debt securities | Gross carrying amount | Colombia
Disclosure of financial assets [line items]
Financial assets	20,026,227	18,047,109
Debt securities | Gross carrying amount | Costa Rica
Disclosure of financial assets [line items]
Financial assets	3,006,686	1,674,052
Debt securities | Gross carrying amount | United States
Disclosure of financial assets [line items]
Financial assets	1,883,400	2,412,555
Debt securities | Gross carrying amount | Guatemala
Disclosure of financial assets [line items]
Financial assets	1,311,695	999,544
Debt securities | Gross carrying amount | Panama
Disclosure of financial assets [line items]
Financial assets	1,211,680	813,711
Debt securities | Gross carrying amount | Honduras
Disclosure of financial assets [line items]
Financial assets	621,311	586,275
Debt securities | Gross carrying amount | Brazil
Disclosure of financial assets [line items]
Financial assets	417,223	424,339
Debt securities | Gross carrying amount | El Salvador
Disclosure of financial assets [line items]
Financial assets	274,323	40,890
Debt securities | Gross carrying amount | Peru
Disclosure of financial assets [line items]
Financial assets	192,845	352,795
Debt securities | Gross carrying amount | Chile
Disclosure of financial assets [line items]
Financial assets	146,093	150,239
Debt securities | Gross carrying amount | Multilateral - Bladex (Foreign Trade Bank of Latin America)
Disclosure of financial assets [line items]
Financial assets	89,529	87,500
Debt securities | Gross carrying amount | Nicaragua
Disclosure of financial assets [line items]
Financial assets	79,300	64,918
Debt securities | Gross carrying amount | Mexico
Disclosure of financial assets [line items]
Financial assets	74,591	13,761
Debt securities | Gross carrying amount | Multilateral - Central American Bank for Economic Integration
Disclosure of financial assets [line items]
Financial assets	6,642
Debt securities | Gross carrying amount | Barbados
Disclosure of financial assets [line items]
Financial assets	$ 4,524
Debt securities | Gross carrying amount | Multilateral - Andean Development Corporation (Corporación Andina de Fomento)
Disclosure of financial assets [line items]
Financial assets		31,156
Debt securities | Gross carrying amount | BAC San José Liquid Fund (BAC San José Fondo Líquido – Riesgo País Mixto)
Disclosure of financial assets [line items]
Financial assets		$ 3,763